CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net loss:
From continuing operations	$ (1,759,377)	$ (682,663)
From discontinued operations	(535,480)	(442,902)
Net loss	(2,285,857)	(1,125,565)	$ (28,022)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	4,596	4,694	5,990
Loss on disposal of computer and office equipment, fixtures, and furniture	997	0
Amortization of right-of-use assets	165,731	178,681	176,382
Inventory provision included in cost of sales	0	240,312	0
Inventory loss included in cost of sales	510,298	186,383	0
Stock-based compensation expense	54,506	318,137	0
Write off of other receivables	0	30,920	0
Loss on disposal of a subsidiary	525,063	0
Changes in operating assets and liabilities:
Accounts receivable	(277,223)	(70,611)	65,142
Inventories	(110,699)	(182,531)	162,276
Prepaid expenses and other current assets	(33,800)	46,058	(254,853)
Accounts payables	0	0	(706)
Accrued expenses and other payables	383,514	(23,447)	140,295
Value added and other taxes payable	65,456	0	42,691
Cash paid for value added and other tax payable	7,263	0
Net cash (used in)/provided by operating activities	(999,155)	(396,969)	309,195
Cash flows from investing activities:
Purchase of property, plant and equipment	(22,369)	0	(5,632)
Net cash on acquisition	0	0	4,644
Cash consideration received from the disposal of a subsidiary	140,500	0
Net cash used in investing activities	118,131	0	(988)
Cash flows from financing activities:
Proceeds from private placement	533,501	234,000	50,000
Payment for cancellation of shares	0	0	(50,000)
Proceeds from bank loans	1,022,502	567,431	663,505
Repayment of bank loan	(427,751)	(402,254)	(460,030)
Payment from related companies	246,831	0
Advances to related companies	(79,320)	(136,135)	(299,010)
Net cash used in financing activities	1,295,763	263,042	(95,535)
Effect of exchange rate changes on cash	(238,622)	41,056	(78,872)
Net (decrease)/increase in cash	176,117	(92,871)	133,800
Cash at beginning of year	101,719	194,590	60,790
Cash at end of year	277,836	101,719	194,590
Supplemental information:
Cash paid for income tax	621	11,119	660
Cash paid for interests	46,723	35,361	24,250
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	28,390	37,611	$ 1,148,422
Equity investment consideration received from the disposal of a subsidiary	$ 562,000	$ 0